Debt and other liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt and Other Liabilities [Abstract]
Debt and other liabilities
5.
Debt and other liabilities

	June 30, 2024 $	December 31, 2023 $
Short-term debt
Short-term debt from Related parties (5.1)	860,778	6,225,815
Short-term debt to related party (5.2)	—	132,269
Convertible debt (5.3)	—	31,088,259
Promissory loan note (5.5)	437,956	—
Total short-term debt	1,298,734	37,446,343
Long-term debt
Convertible promissory notes (5.4)	5,395,702	—
Convertible loans (5.3)	38,737,594	—
Total long-term debt	44,133,296	—

The details of the Company’s debt are follows:

5.1.
Short-term debt from Related parties:

Unsecured interest free loan taken from related party (DBLP Sea Cow Ltd) of $860,778 consists of a $447,067 loan repayable on demand. Additionally, DBLP Sea Cow Ltd is owed $413,711 for amounts to be re-imbursed for expenses incurred on behalf of Rezolve at June 30, 2024 (December 31, 2023, $191,405).

In March 2023, the Company obtained two unsecured convertible loans from a related party (Igor Lychagov) consisting of $2,000,000 and €2,000,000. Each loan bore a borrowing fee of $660,000 and €660,000, respectively, which has been recorded in interest expense in the six months ended June 30, 2023. The loans were due to mature on July 31, 2023 or at the option of the investor, can be converted into ordinary shares of the Company including the accrued borrowing fees at a conversion rate of 0.50 to the Company’s share price at listing after completing any reorganization. The loans were not repaid by the maturity date and therefore the Company was in default of the two unsecured convertible loans and the loans remained repayable on demand at December 31, 2023 for a total of $5,587,343 including their accrued borrowing fee. On January 26, 2024, the two unsecured convertible loans were added to the Company’s senior secured convertible notes (note 5.3). The loan principal and accrued borrowing fees were rounded to a sum of $8,000,000. The key terms of the loan amendment include that of the senior secured convertible notes, as noted below:

•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy percent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.

As a result of the loan amendment and addition to the Company’s senior secured convertible notes, the default was remediated.

5.2.
A Short term convertible debt to a related party of $132,269 was also added to the Company’s senior secured convertible note. The loan includes principal of $125,000 and $11,943 of interest. The loan was originally entered into March 2, 2023 and bore interest at 7.5% per annum. Upon adding to the Company's senior secured convertible note on January 26, 2024, the note now bears the same terms and conditions as Igor Lychagov's loan discussed above in note 5.2.
5.3.
On December 17, 2021, the Company and Armada Acquisition Corp I, a special purpose acquisition company (“SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties entered into a definitive agreement for a business combination that would result in Rezolve becoming a publicly listed company upon completion of the aforementioned transaction. The transaction included a $41 million fully committed private placement of ordinary shares of the combined company (the “PIPE”), $20 million of which has been advanced to Rezolve pursuant to a secured convertible loan note as further described below. The transaction closed on August 15, 2024.

In accordance with the executed subscription agreements, the investors that pre-funded the PIPE entered into an agreement to purchase secured convertible notes of the Company for a total of $20 million. These notes were due to mature on December 16, 2023, and are redeemable by the noteholder on the occurrence of:

•
On maturity, with interest accrued at 20% per annum, or
•
On redemption, at the principal amount if the Company becomes insolvent, enters into administration, winds up, incurs an event of default, liquidates, or dissolves (except for the purposes of reorganization or amalgamation), with interest accrued unless the loan is converted into ordinary shares.

Immediately prior to an IPO or SPAC transaction, the principal amount and accrued interest is converted into ordinary shares at a 30% discount to the pre-close equity value of the Company.

The interest rate is 20% per annum, and is reduced in the following events to:

•
10% per annum if the IPO or SPAC transaction occurred prior to December 16, 2022, and
•
15% per annum if the IPO or SPAC transaction occurs between December 16, 2022 and June 16, 2023.

Upon the issuance of the notes, the amount pre-funded by each participating investor reduces their remaining respective commitment in the PIPE.

On November 21, 2022, the original as well as a new PIPE investor agreed to extend their commitment under the notes, by committing an additional $4 million which was drawn by December 31, 2022. In return for their commitment, the Company granted each investor 850,000 warrants. These warrants have been accounted for as a discount to the convertible debt. The Company also agreed to provide as collateral all buildings, fittings, fixtures and intellectual property.

The secured convertible notes has been accounted for as a liability in accordance with ASC 470–20. The Company has adopted ASU 2020-06, and therefore no bifurcation of the beneficial conversion feature has been recorded in equity. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense using the effective interest method.

The Company has not incurred any material debt issuance costs.

On May 23, 2023, the Company executed a further amendment to the secured convertible loan notes.

The amendments are as follows:

•
An additional $15,625,000 commitment has been added to the principal amount of the notes, split between a
•
Conversion of accrued interest of $3,000,000 into loan principal. Additionally $1.5m of Loans for no value , plus $1,040,989 of interest foregone giving total of $4,041,989 of total interest capitalized.
•
$1,250,000 of loan principal previously advanced in February 2023
•
$125,000 of loan principal advanced by a director and related party in February 2023
•
An additional $2,750,000 of loan notes to be advanced, and
•
$8,500,000 in notes upon completion of the Demerger, for which no monetary consideration will be received by the Company
•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy per cent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.

Under the May 23, 2023 amendment terms of the secured convertible notes, Rezolve has given certain covenants to the noteholders which remain in force while the convertible notes are outstanding, including that

(i)
the Rezolve group shall not incur any indebtedness that would rank senior to the secured convertible notes without the prior consent of holders of more than two thirds of the aggregate principal amount of the secured convertible notes outstanding from time to time (the "Noteholder Majority"); and
(ii)
for so long as one or more of Apeiron Investment Group Ltd, Bradley Wickens and any of their affiliates (including any other person with the prior written consent of Rezolve, not to be unreasonably withheld, delayed or conditioned) holds at least $20,000,000 in aggregate of the principal amount of the Convertible Notes from time to time, the Rezolve group shall not enter into any Extraordinary Transactions (as defined below) without the prior consent of a Noteholder Majority.

The definition of "Extraordinary Transactions" covers the occurrence of (a) making, or permitting any subsidiary to make, any loan or advance to any person unless such person is wholly owned by Rezolve or, in the case of a natural person, is an employee or director of Rezolve and such loan or advance is made in the ordinary course of business under the terms of an employee share or option plan that has been notified to the noteholders; (b) guaranteeing, directly or indirectly, or permitting any subsidiary to guarantee, directly or indirectly, any indebtedness except for trade accounts of Rezolve or any subsidiary arising in the ordinary course of business; (c) changing the principal business of Rezolve, entering new lines of business, or exiting the current line of business; (d) selling, assigning, licensing, charging, pledging, or encumbering material technology or intellectual property, other than licenses granted in the ordinary course of business; (e) entering into any corporate strategic relationship, joint venture, cooperation or other similar agreement, other than in the ordinary course of business; (f) acquiring or disposing of assets (including shares) (x) where the consideration paid or received exceeds 20% of the average market capitalization of Rezolve for the 90 calendar days prior to such M&A (merger or acquisition) transaction (calculated based on the volume-weighted average share price of the Rezolve shares in that period) or (y) other than (A) on arm’s length terms, and (B) for the purpose of promoting the success of Rezolve; (g) amending the articles of association of Rezolve in a manner that is adverse to the noteholders; (h) effecting any merger, combination, reorganization, scheme of arrangement, restructuring plan or other similar transaction; and (i) liquidating, dissolving or winding up the affairs of Rezolve.

Upon execution of the amendment the secured convertible notes are then referred to as “the senior secured convertible notes”.

It is the Company’s current intent to settle the principal amount and accrued interest of its outstanding convertible debt in the Company’s ordinary shares.

The execution of the senior secured convertible note has been accounted for as troubled debt restructuring since May 23, 2023. No gain has been recognized.

The carrying value of the convertible debt does not include the $8,500,000 of notes issuable upon completion of the Demerger ("the Demerger notes"). These are contingent upon completion of the Demerger and will only be included in the carrying amount of the convertible debt upon completion of the Demerger. On June 4, 2024 the Demerger was completed and the Demerger notes will be issued. The issuance of the Demerger notes do no result in any further cash to be received by the Company, rather they are treated as interest payable at maturity. The Demerger notes trigger a remeasurement of the senior secured convertible notes and the effective interest rate used to account for the senior secured convertible notes as a troubled debt restructuring.

Upon execution of the senior secured convertible note on August 16, 2024, and extension to the maturity date to at least August 16, 2027, the Company classified the Convertible debt as non-current as at June 30, 2024 under the guidance in ASC 470-10-45-14.

The carrying amount of the convertible debt was as follows:

	June 30, 2024	December 31, 2023
Convertible debt
Convertible debt under troubled debt restructuring	38,737,594	31,220,528
	38,737,594	31,220,528

5.4.
Convertible promissory notes:

Convertible promissory notes
Convertible promissory note	2,508,685	—
Promissory loan note	2,887,017	—
Total convertible promissory notes	5,395,702	—

On February 2nd, 2024, the Company obtained an unsecured loan of $2,000,000 from YA II PN, LTD ( “Yorkville”) with principal amount of $2,500,000. The Yorkville Note was issued at a 20% discount to the principal amount, and has a maturity date falling 6 months from the date of issue (unless extended by Yorkville) subject to acceleration upon the occurrence of an event of default.

The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. Whilst the Yorkville Note is not directly secured, Yorkville is entitled to share recoveries enforced under various debentures granted by Rezolve pursuant to an intercreditor agreement with Apeiron Investment Group Ltd. Further.

The Yorkville Note is convertible into ordinary shares in Rezolve AI Limited upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily VWAP during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

In connection with the Yorkville note, an additional convertible promissory note (“the Other Promissory notes”) was offered to certain other investors on the same terms as the Yorkville Note. The Other Promissory Notes have a face value of $2,877,319 and were issued at a 20% discount. The interest rate was agreed at 10.0% per annum from the date the agreement was executed. Interest increases to 18% upon the occurrence of an event of default. The Other Promissory notes have a maturity date six months from issue.

The Other Promissory Notes are convertible into ordinary shares in Rezolve AI Limited upon public listing (or if an event of default occurs or the note reaches maturity). Conversion is at the option of the noteholder at a conversion price calculated by reference to the lower of (i) a fixed price of $10 per share or (ii) a variable price based on 90% of the lowest daily VWAP during 10 consecutive trading days immediately prior to conversion provided that such variable price shall not be lower than the floor price of $2 per share.

On September 6, 2024, Yorkville and the Company amended and restated the Yorkville Note (the “Second A&R YA Agreement”) to incorporate an additional prepaid advance arrangement pursuant to which Yorkville committed to provide the Company with prepaid advances in an aggregate original principal amount of an additional Seven Million Five Hundred Thousand Dollars ($7,500,000), which will be in three tranches, with the first tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon execution of the Second A&R YA Agreement, the second tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) funded upon filing of the Company’s F-1 registration statement, and the third tranche in an original principal amount of Two Million Five Hundred Thousand Dollars ($2,500,000) to be funded upon the effectiveness of the F-1 registration statement. The Second A&R YA Agreement superseded the YA Agreement. The maturity date of the Yorkville Note and the Other Promissory Notes were extended to September 11th, 2025.

5.5.
Promissory note:

On April 30th, 2024, the Company entered into a promissory note (“the promissory note”) agreement with an investor in the amount of $400,000. The promissory note bears a borrowing fee of $100,000 and matures on November 1st, 2024. The borrowing fee has been recognized in interest expense over the term of the loan using the effective interest rate method.

8.
Debt and other liabilities

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Short-term debt and other liabilities
Short-term debt to related parties (8.1)	$6,225,815	$697,067
Short term convertible debt to related party (8.4)	132,269
Ordinary shares payable (8.2)	8,223,928	—
Share-based payment liability (8.5)	1,311,028	—
Convertible debt (8.3)	31,088,259	—
Non-current debt and other liabilities
Share-based payment liability (8.4)	—	1,177,617
Convertible debt (8.3)	—	25,302,709

8.1.
Unsecured interest free loan taken from related party (DBLP Sea Cow Ltd) of $447,067 is repayable on demand. During the year ended December 31, 2023, the Company repaid $250,000 to DBLP Sea Cow Ltd. Additionally, DBLP Sea Cow Ltd is owed $191,405 for amounts to be re-imbursed for expenses incurred on behalf of Rezolve at December 31, 2023, nil for 2022.

In March 2023, the Company obtained two unsecured convertible loans from a related party (Igor Lychagov) consisting of $2,000,000 and €2,000,000. Each loan bears a borrowing fee of $660,000 and €660,000, respectively, which has been recorded in interest expense in the year ended December 31, 2023, a total $5,587,343. The loans were due to mature on July 31, 2023 or at the option of the investor, can be converted into ordinary shares of the Company including the accrued borrowing fees at a conversion rate of 0.50 to the Company’s share price at listing after completing any reorganization. The loans were not repaid by the maturity date at which until further terms and conditions are negotiated such as extended repayment terms or conversion into ordinary shares of the Company, the Company was in default of the two unsecured convertible loans and the loans remained repayable on demand at December 31, 2023. On January 26, 2024, the two unsecured convertible loans were added to the Company’s senior secured convertible notes (note 8.3). The loan principal and accrued borrowing fees were rounded to a sum of $8,000,000. The key terms of the loan amendment include that of the senior secured convertible notes, as noted below:

•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy per cent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.

As a result of the loan amendment and addition to the Company’s senior secured convertible notes, the default was remediated.

8.2.
On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 8.3). The Company expects prior to the close of the business combination to complete a reorganization under the Demerger, such that the existing shares transferred from Rezolve Limited to Rezolve AI Limited would result in a transfer of shares of approximately 6.1 ordinary shares to 1 of Rezolve Limited for one share of Rezolve AI Limited. In connection with the funding received through advanced subscription agreements as of December 31, 2023, the number of ordinary shares to be issued as part of the Rights Issue post re-organization is fixed at 1,180,735 and will not fluctuate with the Company’s pre-close equity value of the Company or that of Armada Acquisition Corp I. The Company may receive additional funding under advanced subscription agreements which would increase the number of Ordinary shares to issue post-reorganization.
8.3.
On December 17, 2021, the Company and Armada Acquisition Corp I, a special purpose acquisition company (“SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties entered into a definitive agreement for a business combination that would result in Rezolve becoming a publicly listed company upon completion of the aforementioned transaction. The transaction included a $41 million fully committed private placement of ordinary shares of the combined company (the “PIPE”), $20 million of which has been advanced to Rezolve pursuant to a secured convertible loan note as further described below. The transaction is expected to close by the end of 2024.

In accordance with the executed subscription agreements, the investors that pre-funded the PIPE entered into an agreement to purchase secured convertible notes of the Company for a total of $20 million. Prior to amending the terms on May 23, 2023 (further below), these notes were due to mature on December 16, 2023, and were redeemable by the noteholder on the occurrence of:

•
On maturity, with interest accrued at 20% per annum, or
•
On redemption, at the principal amount if the Company becomes insolvent, enters into administration, winds up, incurs an event of default, liquidates, or dissolves (except for the purposes of reorganization or amalgamation), with interest accrued unless the loan is converted into ordinary shares.

Immediately prior to an IPO or SPAC transaction, the principal amount and accrued interest is converted into ordinary shares at a 30% discount to the pre-close equity value of the Company.

The interest rate is 20% per annum, and is reduced in the following events to:

•
10% per annum if the IPO or SPAC transaction occurred prior to December 16, 2022, and
•
15% per annum if the IPO or SPAC transaction occurs between December 16, 2022 and June 16, 2023.

Upon the issuance of the notes, the amount pre-funded by each participating investor reduces their remaining respective commitment in the PIPE.

On November 21, 2022, the original as well as a new PIPE investor agreed to extend their commitment under the notes, by committing an additional $4 million which was drawn by December 31, 2022. In return for their commitment, the Company granted each investor 850,000 warrants (refer to note 9). These warrants have been accounted for as a discount to the convertible debt. The Company also agreed to provide as collateral all buildings, fittings, fixtures and intellectual property.

The secured convertible notes has been accounted for as a liability in accordance with ASC 470–20. The Company has adopted ASU 2020-06, and therefore no bifurcation of the beneficial conversion feature has been recorded in equity. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense on a straight line basis over the contractual terms of the secured convertible loan notes. The Company estimates that the difference between amortizing the debt discounts and the issuance costs using the straight line method as compared to using effective interest rate method is immaterial. Debt discount, comprised of the fair value of the warrants issued to lenders with issuance of the convertible debt aggregating approximately $2.1 million were initially recorded as a reduction to the principal amount of the debt and will be amortized to interest expense using the effective interest method.

The Company has not incurred any significant debt issuance costs and has expensed them as incurred.

On May 23, 2023, the Company executed a further amendment to the secured convertible loan notes.

The amendments are as follows:

•
An additional $15,625,000 commitment has been added to the principal amount of the notes, split between a
•
Conversion of accrued interest of $3,000,000 into loan principal. Additionally $1.5m of Loans for no value , plus $1,040,989 of interest foregone giving total of $4,041,989 of total interest capitalized.
•
$1,250,000 of loan principal previously advanced in February 2023
•
$125,000 of loan principal advanced by a director and related party in February 2023
•
An additional $2,750,000 of loan notes to be advanced, and
•
$8,500,000 in notes upon completion of the Demerger, for which no monetary consideration will be received by the Company
•
The maturity date was extended to three years from the date of an IPO or Business Combination, or December 31, 2024 if an IPO or Business Combination with a publicly listed company has not yet occurred by December 31, 2024.
•
The interest rate was reduced to 7.5% per annum from the date that the amendment was executed.
•
Conversion into ordinary shares of the Company is at the option of the investor from any date of an IPO or Business Combination with a publicly listed company.
•
The conversion price has been amended to seventy percent of the lesser of 1) the price per share implied in connection with an IPO or Business Combination with a publicly listed company and 2) the annual volume-weighted average share price of the Company on the last calendar day of each calendar year ending after the date of an IPO or Business Combination with a publicly listed company and prior to the maturity date.
(1)
Under the May 23, 2023 amendment terms of the secured convertible notes, Rezolve has given certain covenants to the noteholders which remain in force while the convertible notes are outstanding, including that the Rezolve group shall not incur any indebtedness that would rank senior to the secured convertible notes without the prior consent of holders of more than two thirds of the aggregate principal amount of the secured convertible notes outstanding from time to time (“he “Noteholder Majority”); and
(ii)
for so long as one or more of Apeiron Investment Group Ltd and any of their affiliates (including any other person with the prior written consent of Rezolve, not to be unreasonably withheld, delayed or conditioned) holds at least $20,000,000 in aggregate of the principal amount of the Convertible Notes from time to time, the Rezolve group shall not enter into any Extraordinary Transactions (as defined below) without the prior consent of a Noteholder Majority.

The definition of “Extraordinary Transactions” covers the occurrence of (a) making, or permitting any subsidiary to make, any loan or advance to any person unless such person is wholly owned by Rezolve or, in the case of a natural person, is an employee or director of Rezolve and such loan or advance is made in the ordinary course of business under the terms of an employee share or option plan that has been notified to the noteholders; (b) guaranteeing, directly or indirectly, or permitting any subsidiary to guarantee, directly or indirectly, any indebtedness except for trade accounts of Rezolve or any subsidiary arising in the ordinary course of business; (c) changing the principal business of Rezolve, entering new lines of business, or exiting the current line of business; (d) selling, assigning, licensing, charging, pledging, or encumbering material technology or intellectual property, other than licenses granted in the ordinary course of business (e) entering into any corporate strategic relationship, joint venture, cooperation or other similar agreement, other than in the ordinary course of business; (f) acquiring or disposing of assets (including shares) (x) where the consideration paid or received exceeds 20% of the average market capitalization of Rezolve for the 90 calendar days prior to such M&A (merger or acquisition) transaction (calculated based on the volume-weighted average share price of the Rezolve shares in that period) or (y) other than (A) on arm’s length terms, and (B) for the purpose of promoting the success of Rezolve; (g) amending the articles of association of Rezolve in a manner that is adverse to the noteholders; (h) effecting any merger, combination, reorganization, scheme of arrangement, restructuring plan or other similar transaction; and (i) liquidating, dissolving or winding up the affairs of Rezolve.

Upon execution of the amendment the secured convertible notes are then referred to as “the senior secured convertible notes”.

Upon execution of the senior secured convertible note on May 23, 2023, and extension to the maturity date to at least December 31, 2024, the Company classified the Convertible debt as non-current as at December 31, 2022 under the guidance in ASC 470-10-45-14.

The execution of the senior secured convertible note has been accounted for as troubled debt restructuring since May 23, 2023. No gain has been recognized.

The carrying value of the convertible debt does not include the $8,500,000 of notes issuable upon completion of the Demerger. These are contingent upon completion of the Demerger and will only be included in the carrying amount of the convertible debt upon completion of the Demerger.

The carrying amount of the convertible debt was as follows:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt
Principal amount of notes	$—	$24,000,000
Accrued interest	—	3,221,233
Discount on convertible debt	—	(1,918,524)
Short term convertible debt to related party	132,269
Convertible debt under troubled debt restructuring	31,088,259	—
	31,220,528	25,302,709

The Company has not incurred any material debt issuance costs.

The following table sets forth the interest expense recognized related to the senior secured convertible notes and unsecured convertible loans:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt
Accrued interest	$7,269	$3,221,233
Amortization of debt discount	—	163,976
	7,269	3,385,209

8.4.
A Short term convertible debt to a related party of $132,269 was also added to the Company’s senior secured convertible note. Including $125,000 of convertible debt and $7,269 of interest.
8.5.
On October 7, 2021, the Group acquired Jaymax International Service Inc. (“Jaymax”) (later renamed to “Rezolve Taiwan Limited”). As part of the acquisition of Jaymax, the Company agreed to issue $1,400,000 in Rezolve ordinary share to Jaymax’s former owner for completion of a 3-year noncompete period which began on the October 7, 2021. The cost of the share-based payment is considered to have vested immediately upon commencement of the non-compete period as the Company’s assumption is that that it is more likely than not that the former owner will not breach the non-compete agreement. The share-based payment liability is to be settled by a fixed dollar amount of shares and therefore represents a liability in accordance with ASC 480. The liability has been measured at fair value using a discounted cash-flow model and a market participant borrowing rate of 10.8%. The Company has considered this to be a non-recurring item.